Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards, Federal	$ 5,000
Net Operating Loss Carryforwards, Taxable Income Offset Limit, Percent	80.00%
Valuation Allowance	$ 1,600
Tax Credit Carryforwards, Research And Development	118	$ 0
Federal
Tax Credit Carryforwards, Research And Development	$ 100
Tax Credit Carryforward, Expiration Year	2041
State
Tax Credit Carryforwards, Research And Development	$ 30